Stock-Based Compensation (Narrative) (Detail) - USD ($) shares in Millions, $ in Millions	12 Months Ended
	Jun. 29, 2016	Jun. 24, 2015	Jun. 25, 2014
Employees And Non-Employee Directors And Consultants [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares authorized for issuance	37.3
Employee Stock Option [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Contractual term of stock option exercises, in years	8 years
Unrecognized compensation expense	$ 2.4
Period of recognition for unrecognized stock-based compensation costs, in years	1 year 7 months 17 days
Total intrinsic value of options exercised	$ 5.3	$ 28.1	$ 25.7
Tax benefit realized on options exercised	1.6	9.2	8.9
Restricted Stock [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Unrecognized compensation expense	$ 13.9
Period of recognition for unrecognized stock-based compensation costs, in years	2 years 1 month 2 days
Fair value of shares that vested during period	$ 23.9	$ 34.2	$ 42.2
Minimum [Member] | Employee Stock Option [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Period	1 year
Maximum [Member] | Employee Stock Option [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Period	4 years